Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000743861
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 08, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 09, 2016
Prospectus Date	rr_ProspectusDate	Aug. 29, 2016